GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)

$688